NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Summary of notes payable and convertible notes payable

	September 30, 2022	December 31, 2021
Convertible Note Payable - Related Party (d)	$–	$2,562,500
Small Business Administration (a)	150,000	150,000
Convertible Notes (c)	–	250,000
Notes Payable – Accounts Receivable Factoring (b)	–	156,504
Total Debt	150,000	3,119,004
Current portion of debt	–	656,504
Long-term portion of debt	$150,000	$2,462,500

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(a)	The Company received an Economic Injury Disaster Loan from the SBA which carries a thirty-year term, and a three-point seven five percent interest rate, maturity date is July of 2050. Total accrued and unpaid interest on the debt was $9,832 at September 30, 2022 and is included in accounts payable and accrued expenses on the accompanying balance sheet.

(b)	Business Capital Providers, Inc. purchased certain future receivables from the Company at a discount under agreements dated July of 2021. All loans have been repaid in full as of September 30, 2022.

(c)

Several private investors, who were unaffiliated shareholders of the Company and accredited investors as provided under Regulation D Rule 501 promulgated under the Securities Act of 1933, provided financing under convertible debt agreements during the period June 2021 through September 2021 pursuant to subscription agreements. During the nine months ended September 30, 2022, one investor agreed to convert $150,000 of debt principal at a reduced conversion rate of $2.00 per share under an induced conversion arrangement that included an explicit time limit of two dates at the reduced rate. The conversion resulted in the issuance of 75,000 shares of common stock and recognition of $101,000 in inducement expense.

The remaining $100,000 in principal relates to three individual convertible notes bearing interest at 10% per annum and having a maturity date of July 1, 2022. The promissory notes contain an automatic conversion feature, effectively converting all outstanding and unpaid principal on the maturity date at a conversion rate of $4.00 per share. On July 1, 2022, the convertible notes and accrued interest of $8,425 were converted into 27,107 common shares at the $4.00 conversion rate. The outstanding principal and accrued interest were classified to additional paid-in capital upon conversion.

(d)	Gene Salkind, who is a director of the Company, and an affiliate of Dr. Salkind executed 15% Senior Secured Convertible Promissory Notes in September 2019. The convertible promissory notes have the following terms, as amended: